UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2012
                                              ------------------

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Barrington Wilshire, LLC
           ------------------------------------------------
Address:   2001 Wilshire Blvd., Suite 401
           ------------------------------------------------
           Santa Monica, California 90403
           ------------------------------------------------

           ------------------------------------------------

Form 13F File Number:  28 - 14005
                            ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Russell B. Faucett
            ----------------------------------------------
Title:      President
            ----------------------------------------------
Phone:      (310) 264-4844
            ----------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Russell B. Faucett       Santa Monica, California      October 16, 2012
----------------------------  --------------------------   --------------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                           -------------

Form 13F Information Table Entry Total:          14
                                           -------------

Form 13F Information Table Value Total:       440,296
                                           -------------
                                            (thousands)


List of Other Included Managers:

NONE

September 30, 2012

                                                        value     shares/ Sh/ Put/  Invstmt  voting
issuer                       title of class  Cusip     (x$1000)   Prn Amt PRN call  Dscretn  authority sole

SEADRILL LIMITED             SHS             G7945E105      196     5,000  SH       Sole              5,000
GOLAR LNG LTD BERMUDA        SHS             G9456A100   20,761   538,000  SH       Sole            538,000
GOLAR LNG PARTNERS LP        COM UNIT LPI    Y2745C102      112     3,500  SH       Sole              3,500
NAVIOS MARITIME PARTNERS LP  UNIT LPI        Y62267102    2,623   177,000  SH       Sole            177,000
SAFE BULKERS INC             COM             Y7388L103    2,842   490,000  SH       Sole            490,000
TEEKAY TANKERS LTD           CL A            Y8565N102    4,862 1,300,000  SH       Sole          1,300,000
ANNALY CAP MGMT INC          COM             035710409    5,591   332,000  SH       Sole            332,000
BP PRUDHOE BAY RTY TR        UNIT BEN INT    055630107      113     1,200  SH       Sole              1,200
ARMOUR RESIDENTIAL REIT INC  COM             042315101    5,569   727,000  SH       Sole            727,000
ISHARES TR                   RUSSELL 2000    464287655  137,301 1,645,500  SH       Sole          1,645,500
MV OIL TR                    TR UNITS        553859109      108     3,000  SH       Sole              3,000
SPDR S&P 500 ETF TR          TR UNIT         78462F103  129,573   900,000  SH       Sole            900,000
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP  78467Y107  125,782   699,100  SH       Sole            699,100
STARWOOD PPTY TR INC         COM             85571B105    4,863   209,000  SH       Sole            209,000